Prepayments and other assets (Tables)	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Prepayments and other assets

	May 31, 2023	August 31, 2022
Prepaid expenses	$663	$699
Deferred financing costs(1)	667	507
Total prepayments and other assets	$1,330	$1,206

(1)	Consists of $0.5 million in commitment fees paid with respect to a share purchase agreement whereby the Company, at its sole discretion, has the right to sell up to $10 million of its common shares over a 36-month period and $0.2 million in deferred financing costs related to an At-the-Market Offering Agreement entered on May 12, 2023.